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                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            WASHINGTON, D.C. 20549

                                   FORM 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: JUNE 30, 2012

Check here if Amendment [_]; Amendment Number: ______

   This Amendment (Check only one.):     [_] is a restatement.
                                         [_] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Selz Capital LLC
Address. 1370 Avenue of the Americas (24/th/ Floor)
         New York, NY 10019

Form 13F File Number: 28-10873

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Bernard Selz
Title:   Managing Member
Phone:   (212) 554-5077

Signature, Place, and Date of Signing:

   /s/ Bernard Selz              New York, NY                  7/19/12
_______________________    ________________________    _______________________
      [Signature]               [City, State]                  [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

    Form 13F File Number       Name

    28-                        None
    [Repeat as necessary.]

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                             FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:      -0-

Form 13F Information Table Entry Total: 50

Form 13F Information Table Value Total: 269,629
                                        (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list state "NONE" and omit the column headings and list entries]

    No.    Form 13F File Number         Name

    ___    28-____________________      NONE

    [Repeat as necessary.]

File Number: 028-10873

                                                                                                            COLUMN 8
                                                           COLUMN 4      COLUMN 5        COLUMN 6       VOTING AUTHORITY
COLUMN 1                           COLUMN 2       COLUMN 3   VALUE    SHARES/   AMOUNT/ INVESTMENT --------------------------
NAME OF ISSUER                  TITLE OF CLASS     CUSIP   (X$1000)     PRN    PUT-CALL DISCRETION    SOLE   SHARED    NONE
--------------               ------------------- --------- -------- ---------- -------- ---------- --------- ------ ---------
ASSURED GUARANTY LTD         COM                 G0585R106   17,766  1,260,000 SH       SOLE         489,000     --   771,000
ENERGY XXI (BERMUDA) LTD     USD UNRS SHS        G10082140    7,823    250,000 SH       SOLE         102,000     --   148,000
COSTAMARE INC                SHS                 Y1771G102    6,255    450,000 SH       SOLE         160,000     --   290,000
SCORPIO TANKERS INC          SHS                 Y7542C106    2,640    413,168 SH       SOLE         177,168     --   236,000
ALLIANCE HOLDINGS GP LP      COM UNITS LP        01861G100    1,078     26,000 SH       SOLE              --     --    26,000
ALLIANCE RES PARTNER L P     UT LTD PART         01877R108   15,001    267,300 SH       SOLE          87,300     --   180,000
ANNALY CAP MGMT INC          NOTE 4.0% 2/15/15   035710AA0    2,455  2,000,000 PRN      SOLE       1,000,000     -- 1,000,000
ATLAS ENERGY LP              COM UNITS LP        04930A104    4,456    146,045 SH       SOLE          45,000     --   101,045
ATLAS RESOURCE PARTNERS LP   COM UNT LTD PR      04941A101      403     14,909 SH       SOLE           4,594     --    10,315
BOARDWALK PIPELINE PARTNERS  UT LTD PARTNER      096627104    5,526    200,000 SH       SOLE          58,000     --   142,000
CYS INVESTMENTS INC          COM                 12673A108    1,377    100,000 SH       SOLE          34,000     --    66,000
CENTRAL EUROPEAN DIST CORP   NOTE 3.0% 3/15/13   153435AA0    6,877  7,950,000 PRN      SOLE       2,580,000     -- 5,370,000
COEUR D ALENE MINES CORP IDA COM NEW             192108504    3,512    200,000 SH       SOLE          82,000     --   118,000
COPANO ENERGY L L C          COM UNITS           217202100    8,340    300,000 SH       SOLE          92,000     --   208,000
CROSSTEX ENERGY L P          COM                 22765U102    2,624    160,000 SH       SOLE          56,000     --   104,000
DELTA AIR LINES INC DEL      COM NEW             247361702    1,095    100,000 SH       SOLE          40,000     --    60,000
FXCM INC                     COM CL A            302693106    3,528    300,000 SH       SOLE         124,000     --   176,000
FERRO CORP                   NOTE 6.5% 8/15/13   315405AL4   10,050 10,100,000 PRN      SOLE       3,010,000     -- 7,090,000
FLAMEL TECHNOLOGIES SA       SPONSORED ADR       338488109    1,590    365,500 SH       SOLE          27,000     --   338,500
FLOW INTL CORP               COM                 343468104    1,575    500,000 SH       SOLE         209,000     --   291,000
GENESIS ENERGY L P           UNIT LTD PARTN      371927104    7,268    250,000 SH       SOLE          53,000     --   197,000
GOLDCORP INC NEW             COM                 380956409      754     20,000 SH       SOLE          20,000     --        --
ICONIX BRAND GROUP INC       NOTE 1.875% 6/30/12 451055AB3    1,500  1,500,000 PRN      SOLE              --     -- 1,500,000
ICONIX BRAND GROUP INC       COM                 451055107    2,446    140,000 SH       SOLE          58,000     --    82,000
ICAHN ENTERPRISES LP/CORP    FRNT 4.0% 8/15/13   451102AB3    4,000  4,000,000 PRN      SOLE       1,440,000     -- 2,560,000
IMPERIAL HLDGS INC           COM                 452834104      192     50,000 SH       SOLE              --     --    50,000
INERGY L P                   UNIT LTD PTNR       456615103    3,165    170,000 SH       SOLE          70,000     --   100,000
ISHARES SILVER TRUST         ISHARES             46428Q109    5,330    200,000 SH       SOLE          80,000     --   120,000
KKR FINANCIAL HLDGS LLC      COM                 48248A306    8,903  1,045,000 SH       SOLE         370,000     --   675,000
KINDER MORGAN MANAGEMENT LLC SHS                 49455U100    5,343     72,771 SH       SOLE          38,824     --    33,947
MACQUARIE INFRASTR CO LLC    MEMBERSHIP INT      55608B105   21,039    632,000 SH       SOLE         377,000     --   255,000
MAGELLAN MIDSTREAM PRTNRS LP COM UNIT RP LP      559080106   10,667    151,000 SH       SOLE          71,000     --    80,000
MCMORAN EXPLORATION CO       COM                 582411104      751      2,300 CALL     SOLE             945     --     1,355
MCMORAN EXPLORATION CO       COM                 582411104    4,435    350,000 SH       SOLE         148,000     --   202,000
METLIFE INC                  COM                 59156R108    2,160     70,000 SH       SOLE          29,000     --    41,000
NUSTAR GP HOLDINGS LLC       UNIT RESTG LLC      67059L102    9,033    291,000 SH       SOLE          84,000     --   207,000
OXFORD LANE CAP CORP         COM                 691543102    1,080     76,500 SH       SOLE              --     --    76,500
POLYPORE INTL INC            COM                 73179V103    8,118    201,000 SH       SOLE          75,000     --   126,000
QUALCOMM INC                 COM                 747525103    3,898     70,000 SH       SOLE          29,000     --    41,000
RESOURCE CAP CORP            COM                 76120W302    5,756  1,080,000 SH       SOLE         382,000     --   698,000
RHINO RESOURCE PARTNERS LP   COM UNIT REPST      76218Y103    1,302     94,000 SH       SOLE          28,000     --    66,000
SPDR GOLD TRUST              GOLD SHS            78463V107   18,623    120,000 SH       SOLE          59,000     --    61,000
SMART BALANCE INC            COM                 83169Y108    9,390  1,000,000 SH       SOLE         400,000     --   600,000
SPROTT PHYSICAL GOLD TRUST   UNIT                85207H104    1,381    100,000 SH       SOLE          40,000     --    60,000
TEMPUR PEDIC INTL INC        COM                 88023U101      702     30,000 SH       SOLE          12,000     --    18,000
TWO HARBORS INVT CORP        COM                 90187B101   11,015  1,063,200 SH       SOLE         410,000     --   653,200
VEECO INSTRS INC DEL         COM                 922417100    2,062     60,000 SH       SOLE          25,000     --    35,000
WILLIAMS PARTNERS L P        COM UNIT L P        96950F104      784     15,000 SH       SOLE          15,000     --        --
XEROX CORP                   COM                 984121103    1,181    150,000 SH       SOLE          78,000     --    72,000
YAMANA GOLD INC              COM                 98462Y100   13,380    866,500 SH       SOLE         298,500     --   568,000
                                                            269,629
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